Material Terms and Conditions Conversion of Eleventh Series Class XI Preferred Stock (Parenthetical) (Detail) - Eleventh series class XI preferred stock	Mar. 31, 2015 ¥ / shares
Class of Stock [Line Items]
Conversion price, numerator	¥ 1,000
Conversion price, denominator	¥ 282.90